Victory Pioneer Securitized Income Fund Expense Example - Victory Pioneer Securitized Income Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 315
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	753
Expense Example, with Redemption, 10 Years	1,462
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 1,017